Discontinued operations	6 Months Ended
Jun. 30, 2014
Discontinued operations
4 Discontinued operations

In December 2013, the Bank announced the sale of its domestic private banking business booked in Germany (German private banking business) to Bethmann Bank AG, a subsidiary of ABN AMRO. This transaction is subject to customary closing conditions and is expected to close in the course of 2014. As of the end of 6M14, the German private banking business had total assets and liabilities of CHF 979 million and CHF 742 million, respectively, that were held-for-sale. Bethmann Bank AG and ABN AMRO are companies unrelated to the Group.

In January 2014, the Bank completed the sale of Customized Fund Investment Group (CFIG), its private equity fund of funds and co-investment business, to Grosvenor Capital Management and recognized a pre-tax gain on disposal of CHF 91 million in 6M14 net of allocated goodwill of CHF 23 million. As of the end of 2013, CFIG had total assets of CHF 31 million that were held-for-sale. The Group continues to hold investments in, and have unfunded commitments to, investment funds managed by CFIG. Grosvenor Capital Management is a company unrelated to the Group.

In March 2014, the Bank completed the spin-off of DLJ Merchant Banking Partners, the Group’s mid-market leveraged buyout business, for no consideration to aPriori Capital Partners L.P., an independent advisory firm established and controlled by members of the business’ management. The transaction was completed with no gain or loss from disposal and insignificant impact on net revenues, operating expenses and net income/(loss) from discontinued operations for 6M14 and prior periods have not been restated. The Group will retain certain carried interest rights. aPriori Capital Partners L.P. is a company unrelated to the Group.

> Refer to “Note 4 – Discontinued operations” in III – Consolidated financial statements – unaudited Credit Suisse Financial Report 2Q14 for further information.

Assets held-for-sale

end of	6M14	2013
German private banking business (CHF million)
Cash	277	960
Loans	686	575
Other assets	16	18
Total assets held-for-sale	979	1,553
CFIG (CHF million)
Fees receivable	–	8
Goodwill	–	23
Total assets held-for-sale	–	31
Bank (CHF million)
Total assets held-for-sale	979	1,584

Liabilities held-for-sale

end of	6M14	2013
German private banking business (CHF million)
Deposits	696	1,118
Other liabilities	46	22
Total liabilities held-for-sale	742	1,140
Bank (CHF million)
Total liabilities held-for-sale	742	1,140

Income/(loss) from discontinued operations

in	6M14	6M13
Operations-related (CHF million)
Net revenues	24	142
of which German private banking business	20	26
of which ETF business	–	29
of which Strategic Partners	–	28
of which CFIG	0	56
Operating expenses	28	111
of which German private banking business	26	38
of which ETF business	–	20
of which Strategic Partners	–	8
of which CFIG	0	41
Income tax expense/(benefit)	1	22
of which German private banking business	0	(1)
of which ETF business	–	5
of which Strategic Partners	–	9
of which CFIG	0	9
Income/(loss), net of tax	(5)	9
of which German private banking business	(6)	(11)
of which ETF business	–	4
of which Strategic Partners	–	11
of which CFIG	0	6
Transaction-related (CHF million)
Gain on disposal	91	–
of which CFIG	91	–
Operating expenses	41	20
of which German private banking business	35	–
of which ETF business	–	6
of which Strategic Partners	–	12
of which CFIG	0	2
Income tax expense/(benefit)	39	(8)
of which ETF business	–	(2)
of which Strategic Partners	–	(5)
of which CFIG	42	(1)
Income/(loss), net of tax	11	(12)
of which German private banking business	(35)	–
of which ETF business	–	(4)
of which Strategic Partners	–	(7)
of which CFIG	49	(1)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	6	(3)
of which German private banking business	(41)	(11)
of which ETF business	–	0
of which Strategic Partners	–	4
of which CFIG	49	5